UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 12/31/2006

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		08/26/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		43
Form 13F Information Table Value Total:		$ 89,866 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- --------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MSCI EMERGING MKTS INDEX FUND  EF               464287234     4141    36273 SH       SOLE                    36273
STREETTRACKS DJ WILSHIRE GLOBA EF               863308839     1594    25195 SH       SOLE                    25195
VANGUARD TOTAL STK MKT         EF               922908769      481     3433 SH       SOLE                     3433
3M COMPANY                     COM              88579y101     2466    31640 SH       SOLE                    31640
ABBOTT LABORATORIES            COM              002824100     2273    46657 SH       SOLE                    46657
AIR PRODUCTS AND CHEMICAL INC. COM              009158106      501     7135 SH       SOLE                     7135
AMERICAN EXPRESS CO.           COM              025816109      969    15975 SH       SOLE                    15975
AMERICAN INTERNATNL GROUP INC. COM              026874107      300     4186 SH       SOLE                     4186
ANADARKO PETROLEUM CORP.       COM              032511107     1841    42295 SH       SOLE                    42295
BANK OF AMERICA CORP.          COM              060505104     3413    63917 SH       SOLE                    63917
BERKSHIRE HATHAWAY CL B        COM              084670207     3567      973 SH       SOLE                      973
BP PLC SPON ADR                COM              055622104     2379    35454 SH       SOLE                    35454
CHEVRON CORPORATION            COM              166764100      418     5678 SH       SOLE                     5678
CISCO SYSTEMS, INC.            COM              17275R102     2270    83077 SH       SOLE                    83077
CITIGROUP INC.                 COM              172967101     3701    66444 SH       SOLE                    66444
COCA COLA CO.                  COM              191216100      249     5163 SH       SOLE                     5163
COGNEX CORPORATION             COM              192422103     1901    79825 SH       SOLE                    79825
CREE, INC.                     COM              225447101     1541    88970 SH       SOLE                    88970
DUKE REALTY CORP NEW           COM              264411505     2817    68865 SH       SOLE                    68865
EMERSON ELECTRIC CO.           COM              291011104     2329    52815 SH       SOLE                    52815
EXXON MOBIL CORP.              COM              30231G102     3936    51362 SH       SOLE                    51362
FPL GROUP INC.                 COM              302571104     1741    31992 SH       SOLE                    31992
GENERAL ELECTRIC CO.           COM              369604103     4685   125910 SH       SOLE                   125910
HOME DEPOT INC.                COM              437076102     2903    72285 SH       SOLE                    72285
JOHNSON & JOHNSON              COM              478160104     3075    46576 SH       SOLE                    46576
JPMORGAN CHASE & CO.           COM              46625h100     2143    44370 SH       SOLE                    44370
KIMBERLY CLARK CORP.           COM              494368103      235     3464 SH       SOLE                     3464
MEDTRONIC INC.                 COM              585055106     3131    58510 SH       SOLE                    58510
MERRILL LYNCH & CO.            COM              590188108      887     9525 SH       SOLE                     9525
MICROSOFT CORP.                COM              594918104     2978    99741 SH       SOLE                    99741
NESTLE SPON ADR REPSTG REG SH  COM              641069406      336     3776 SH       SOLE                     3776
PEABODY ENERGY CORP.           COM              704549104      747    18490 SH       SOLE                    18490
PEPSICO INC.                   COM              713448108     2376    37980 SH       SOLE                    37980
PLUM CREEK TIMBER CO. INC.     COM              729251108     3238    81260 SH       SOLE                    81260
PROCTOR GAMBLE CO.             COM              742718109     3790    58973 SH       SOLE                    58973
ROYAL DUTCH SHELL PLC ADR A    COM              780259206     2116    29895 SH       SOLE                    29895
STATE STREET CORP.             COM              857477103      211     3130 SH       SOLE                     3130
SYSCO CORPORATION              COM              871829107     2840    77250 SH       SOLE                    77250
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     2354    49480 SH       SOLE                    49480
WAL MART STORES INC.           COM              931142103     2410    52188 SH       SOLE                    52188
WALGREEN COMPANY               COM              931422109     2796    60930 SH       SOLE                    60930
WYETH                          COM              983024100      229     4500 SH       SOLE                     4500
ZIMMER HOLDINGS, INC.          COM              98956p102     1559    19884 SH       SOLE                    19884